Annual Total Returns - FidelitySustainableUSEquityFund-AMCIZPRO - FidelitySustainableUSEquityFund-AMCIZPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Bar Chart Table:
Annual Return 2022	(19.80%)